N-6	Dec. 31, 2024
Prospectus:
Document Type	N-6
Entity Registrant Name	Massachusetts Mutual Variable Life Separate Account I
Entity Central Index Key	0000836249
Entity Investment Company Type	N-6
Document Period End Date	Dec. 31, 2024
Amendment Flag	false
Item 2. Key Information [Line Items]
Ongoing Fees and Expenses [Table Text Block]
Annual Fee	Minimum	Maximum
Fund options (Fund fees and expenses)	0.12%(1)	1.18%(1)

Investment Options (of Other Amount) Minimum [Percent]	0.12%	[1]
Investment Options (of Other Amount) Maximum [Percent]	1.18%	[1]
Investment Options Footnotes [Text Block]	As a percentage of Fund assets.
Item 4. Fee Table [Text Block]
Annual Fund Operating Expenses	Minimum	Maximum
(expenses are deducted from Fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses)	0.12%(1)	1.18%(1)

(1) The Fund expenses used to prepare this table were provided to us by the Funds. We have not independently verified such information provided to us by Funds that are not affiliated with us.

Annual Portfolio Company Expenses [Table Text Block]
Annual Fund Operating Expenses	Minimum	Maximum
(expenses are deducted from Fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses)	0.12%(1)	1.18%(1)

Portfolio Company Expenses [Text Block]	(expenses are deducted from Fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.12%	[2]
Portfolio Company Expenses Maximum [Percent]	1.18%	[2]
Portfolio Company Expenses, Footnotes [Text Block]	The Fund expenses used to prepare this table were provided to us by the Funds. We have not independently verified such information provided to us by Funds that are not affiliated with us.

[1]	As a percentage of Fund assets.
[2]	The Fund expenses used to prepare this table were provided to us by the Funds. We have not independently verified such information provided to us by Funds that are not affiliated with us.